Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	$ 385,554	$ 351,161
New policies	6,223	3,647
Normal in-force movement	4,160	30,622
Changes in methods and assumptions	742	5,122
Impact of changes in foreign exchange rates	(4,404)	(4,998)
Ending balance	392,275	385,554
Net actuarial liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	325,408	296,589
New policies	5,947	3,166
Normal in-force movement	4,689	32,340
Changes in methods and assumptions	287	563
Reinsurance transactions		(3,360)
Impact of changes in foreign exchange rates	(4,059)	(3,890)
Ending balance	332,272	325,408
Other insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	14,377	13,219
Normal in-force movement	1,283	1,312
Impact of changes in foreign exchange rates	(188)	(154)
Ending balance	15,472	14,377
Net insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	339,785	309,808
New policies	5,947	3,166
Normal in-force movement	5,972	33,652
Changes in methods and assumptions	287	563
Reinsurance transactions		(3,360)
Impact of changes in foreign exchange rates	(4,247)	(4,044)
Ending balance	347,744	339,785
Reinsurance assets [member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	45,769	41,353
New policies	276	481
Normal in-force movement	(1,812)	(3,030)
Changes in methods and assumptions	455	4,559
Reinsurance transactions		3,360
Impact of changes in foreign exchange rates	(157)	(954)
Ending balance	$ 44,531	$ 45,769